Shareholders’ Equity	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS' EQUITY

15. Shareholders’ equity

Ordinary shares

For the sake of undertaking a public offering of our ordinary shares, we have performed a series of re-organizing transactions including a share split of 1-to-1.6 performed on September 5, 2023, As a result of the share split, we now have 800,000,000 authorized ordinary shares with a par value of US$0.0000625 per ordinary share and 18,000,000 ordinary shares issued and outstanding which have been retroactively restated to the beginning of the first period presented. We only have one single class of ordinary shares that are accounted for as permanent equity.

On October 16, 2024, we announced the closing of its IPO of 2,000,000 ordinary shares, US$0.0000625 par value per share (“Ordinary Shares”) at an offering price of US$4.00 per share for a total of US$8,000,000 in gross proceeds.

On October 22, 2024, the underwriters of the Company completed exercising the over-allotment of 300,000 ordinary shares of the Company with gross proceeds of US$1,200,000. Accordingly, we raised total net proceeds of approximately HK$63.9 million (US$8.2 million), which was reflected in the statement of cash flows, after deducting underwriting discounts and commissions and outstanding offering expenses upon the completion of listing and exercise of over-allotment.

During the process of IPO and over-allotment, we incurred an aggregate of approximately HK$18.6 million (US$2.4 million) for underwriting discounts and commissions and total offering expenses, among which approximately HK$10.8 million (US$1.4 million) offering expenses were paid just before successful listing and over-allotment and recognized as deferred offering costs. At the date of closing of IPO and over-allotment (i.e. October 22, 2024), the underwriting discounts and commissions and total offering expenses of approximately HK$7.8 million (US$1.0 million) were offset against the gross offering proceeds of HK$71.7 million (US$9.2 million) resulted in net amount of approximately HK$53.1 million (US$9.2 million) which was recognized in additional paid-in capital.

On May 13, 2025, we held the extraordinary general meeting to approve: (a) the issued 20,300,000 ordinary shares of par value of US$0.0000625 be re-designated and re-classified into 11,300,000 Class A ordinary shares of par value US$0.0000625 each with 1 vote per share on a one for one basis and 9,000,000 Class B ordinary shares of par value US$0.0000625 each with 20 votes per share on a one for one basis, and the remaining authorized but unissued 779,700,000 ordinary shares be re-designated and re-classified into Class A ordinary shares of par value US$0.0000625 each with 1 vote per share on a one for one basis; (b) adopt new memorandum and articles of association of the Company to reflect the adoption of a dual-class share structure, and the provision of the rights and privileges of Class A ordinary shares and Class B ordinary shares. The share re-designation is effective on May 15, 2025.

Statutory reserve

We are required to make appropriations to statutory reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. As of December 31, 2024 and 2025, the balances for statutory reserves were HK$278,740 and HK$278,740 (US$35,885), respectively.

Restricted net assets

Our ability to pay dividends is primarily dependent on receiving distributions of funds from our subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by Samfine SZ Technology only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of Samfine SZ Technology.

Samfine SZ and Samfine SZ Technology are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, Samfine SZ and Samfine SZ Technology may allocate a portion of their after- tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As a result of the foregoing restrictions, Samfine SZ and Samfine SZ Technology are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulation in the PRC may further restrict Samfine SZ and Samfine SZ Technology from transferring funds to the Company in the form of dividends, loans and advances. As of December 31, 2024 and 2025, amounts restricted are the paid-in capital and statutory reserve of Samfine SZ and Samfine SZ Technology, which amounted to HK$15,769,965 and HK$15,629,898 (approximately US$2,008,133) in aggregate, respectively.